Segment Reporting - Schedule of Operating Segments (Details) - Operating Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Segments [Line Items]
Revenues (losses)	$ (4,866,081)	$ 21,091,244	$ (2,482,500)
Commissions and fees	955,819	3,418,398	3,198,934
Compensation and benefits	3,264,093	4,099,852	3,620,506
Occupancy	747,750	870,254	826,254
Communication and technology	3,390,517	3,059,462	3,392,794
General and administrative	878,494	1,432,148	1,228,572
Crypto currencies
Professional fees	4,451,834	3,407,365	3,716,839
Research and development		7,115	4,693,995
Service fees	1,888,700	2,352,832	1,956,785
Interest	821,932	2,413,102	2,334,598
Depreciation and amortization		1,795,011	2,032,386
Depreciation	2,435,712
Marketing	3,598,849	4,196,795	3,743,567
Payment service charge			(12,407)
Change in fair value of warrant liabilities	13,501	(565,313)	(1,260,354)
Impairment of fixed assets			1,690,028
Impairment of cryptocurrencies			293,619
Other operating expenses	240,378	430,214	32,406
Total operating expenses	22,687,579	26,917,235	31,488,522
Income (loss) from operations	(27,553,660)	(5,825,991)	(33,971,022)
Total segment assets	36,354,424	74,544,586	86,634,384
Futures and securities brokerage services [Member]
Schedule of Operating Segments [Line Items]
Revenues (losses)	653,340	2,570,495	3,284,729
Commissions and fees	436,112	1,606,210	2,297,341
Compensation and benefits	921,455	997,602	953,213
Occupancy	75,538
Communication and technology	375,377	471,918	459,263
General and administrative	160,848	226,802	101,143
Crypto currencies
Professional fees	22,377	24,411	17,496
Research and development
Service fees
Interest
Depreciation and amortization		419	539
Depreciation	671
Marketing	1,405	1,673	3,185
Payment service charge
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses	10,338	358,074	6,499
Total operating expenses	2,004,121	3,687,109	3,838,679
Income (loss) from operations	(1,350,781)	(1,116,614)	(553,950)
Total segment assets	1,838,093	4,444,667	11,388,786
CFD trading [Member]
Schedule of Operating Segments [Line Items]
Revenues (losses)	521,860	19,326,140	(6,694,312)
Commissions and fees			7,863
Compensation and benefits
Occupancy	8,702	7,120	3,600
Communication and technology	353,799	225,636	340,408
General and administrative	20,138	33,492	57,372
Crypto currencies
Professional fees	106,139	50,432	106,533
Research and development
Service fees	322,684	433,734	470,791
Interest
Depreciation and amortization		576,944	800,000
Depreciation	795,000
Marketing	236,500	3,909	54,000
Payment service charge			(78,562)
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	1,842,962	1,331,267	1,762,005
Income (loss) from operations	(1,321,102)	17,994,873	(8,456,317)
Total segment assets	20,235,532	30,862,233	13,468,277
TRS trading [Member]
Schedule of Operating Segments [Line Items]
Revenues (losses)	9,140	(2,342,395)	(595,871)
Commissions and fees	88,934	825,503	664,435
Compensation and benefits
Occupancy	8,702	7,120	3,600
Communication and technology	366,199	225,636	340,408
General and administrative	20,138	33,492	57,372
Crypto currencies
Professional fees	106,139	50,432	106,533
Research and development
Service fees	276,740	342,367	951,857
Interest	208,210	1,880,282	1,675,946
Depreciation and amortization		576,944	800,000
Depreciation	795,000
Marketing	236,500	3,909	54,000
Payment service charge			66,155
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	2,106,562	3,945,685	4,720,306
Income (loss) from operations	(2,097,422)	(6,288,080)	(5,316,177)
Total segment assets	12,819,851	31,563,234	43,725,609
OTC Stock option trading [Member]
Schedule of Operating Segments [Line Items]
Revenues (losses)	(7,978,722)	(798,725)
Commissions and fees
Compensation and benefits
Occupancy	8,702	7,120
Communication and technology	353,799	225,636
General and administrative	20,138	33,492
Crypto currencies
Professional fees	106,139	50,432
Research and development
Service fees	276,740	342,367
Interest
Depreciation and amortization		576,944
Depreciation	795,000
Marketing	236,500	3,909
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	1,797,018	1,239,900
Income (loss) from operations	(9,775,740)	(2,038,625)
Total segment assets		1,801,095
Other [Member]
Schedule of Operating Segments [Line Items]
Revenues (losses)	1,928,301	2,335,729	1,522,954
Commissions and fees	430,773	986,685	229,295
Compensation and benefits	2,342,638	3,102,250	2,667,293
Occupancy	646,106	848,894	819,054
Communication and technology	1,941,343	1,910,636	2,252,715
General and administrative	657,232	1,104,870	1,012,685
Crypto currencies
Professional fees	4,111,040	3,231,658	3,486,277
Research and development		7,115	4,693,995
Service fees	1,012,536	1,234,364	534,137
Interest	613,722	532,820	658,652
Depreciation and amortization		63,760	431,847
Depreciation	50,041
Marketing	2,887,944	4,183,395	3,632,382
Payment service charge
Change in fair value of warrant liabilities	13,501	(565,313)	(1,260,354)
Impairment of fixed assets			1,690,028
Impairment of cryptocurrencies			293,619
Other operating expenses	230,040	72,140	25,907
Total operating expenses	14,936,916	16,713,274	21,167,532
Income (loss) from operations	(13,008,615)	(14,377,545)	(19,644,578)
Total segment assets	$ 1,460,948	$ 5,873,357	$ 18,051,712